Relationships with Third-Parties (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Remuneration of Key Management Informations
Remuneration of key management
Key management consists of the members of the Executive Committee and the entities controlled by any of them.

	As at 31 December,
	2019	2018	2017
Number of EMT members	6	7	8

(€’000)	For the year ended 31 December
	2019	2018	2017
Short term employee benefits [1]	1,112	740	666
Post employee benefits	26	16	14
Share-based compensation	1,005	1,794	1,123
Other employment costs [2]	75	27	30
Management fees	1,789	2,457	1,950

Total benefits	4,006	5,034	3,783

[1]	Include salaries, social security, bonuses, lunch vouchers
[2]	Such as Company cars

	As at 31 December,
	2019	2018	2017
Number of warrants granted	136,500	30,000	179,000
Number of warrants lapsed	—	—	(15,225)
Cumulative outstanding warrants	295,500	259,000	306,500
Exercised warrants	—	—	168,000
Outstanding payables (in ‘000€)	—	803	461

Transactions with
non-executive
directors

	For the year ended 31 December,
(€‘000)	2019	2018	2017
Share-based compensation	430	420	485
Management fees	429	357	387

Total benefits	859	776	872

	As at 31 December,
	2019	2018	2017
Number of warrants granted	100,000	20,000	60,000
Number of warrants lapsed	5,000	—	(2,904)
Number of exercised warrants	—	—	—
Cumulative outstanding warrants	190,000	135,000	115,000
Outstanding payables (in ‘000€)	210	127	194
Shares owned	345,453	345,453	2,512,004